INVESTMENTS - Summary of Changes in Non-controlling Interests in Subsidiaries (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments accounted for using equity method [line items]
Beginning balance		R$ 14,129,085		R$ 15,558,784
Profit (loss), attributable to non-controlling interests		1,644,843		384,320	R$ 628,812
Sales or purchase of interests		(4,121,509)		(1,835,552)
Other comprehensive income		(95,471)		(88,086)
Dividends		(912,735)		(164,908)
Capital increase		7,889,251	[1],[2]	2,252,306
Acquisition of non-controlling interest		(1,092,374)
Business combination (Note 8.3)		10,062,503
Other		(12,639)		2,131,407
Predecessor adjustments				(4,109,186)
Ending balance		27,516,232		14,129,085	15,558,784
Comgas [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		28,466		24,729
Profit (loss), attributable to non-controlling interests		14,881		17,524
Sales or purchase of interests
Other comprehensive income				625
Dividends		(16,926)		(14,184)
Capital increase			[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		730		(228)
Predecessor adjustments
Ending balance		27,151		28,466	24,729
Sulgás [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		6,466
Sales or purchase of interests
Other comprehensive income
Dividends		(26,701)
Capital increase	[1],[2]
Acquisition of non-controlling interest		(888,450)
Business combination (Note 8.3)		908,883
Other		(198)
Ending balance
Commit Gás S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		107,593
Sales or purchase of interests
Other comprehensive income
Dividends		(64,435)
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)		2,015,493
Other
Ending balance		2,058,651
Compass Gas E Energia S A [Member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		761,432		32,880
Profit (loss), attributable to non-controlling interests		221,871		74,390
Sales or purchase of interests		(78)		(1,505,311)
Other comprehensive income		3,197		7,698
Dividends		(201,024)		(97,187)
Capital increase			[1],[2]	2,250,015
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		(2,815)		(1,053)
Predecessor adjustments
Ending balance		782,583		761,432	32,880
Rumo S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		10,527,777
Profit (loss), attributable to non-controlling interests		357,642
Sales or purchase of interests		(21,358)
Other comprehensive income		2,061
Dividends		(89,194)
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		20,218
Ending balance		10,797,146		10,527,777
Sinlog Tecnologia em Logística S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		6,549
Profit (loss), attributable to non-controlling interests		(7,677)
Sales or purchase of interests		16,039
Other comprehensive income
Dividends
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other
Ending balance		14,911		6,549
Cosan Limited Partners Brasil [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		14
Profit (loss), attributable to non-controlling interests		(5)
Sales or purchase of interests
Other comprehensive income
Dividends
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other
Ending balance		9		14
Cosan Lubes Investments S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		683,143
Profit (loss), attributable to non-controlling interests		145,981
Sales or purchase of interests
Other comprehensive income		(127,123)
Dividends
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other
Ending balance		702,001		683,143
Payly [Member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		2,602
Profit (loss), attributable to non-controlling interests		(1,626)
Sales or purchase of interests
Other comprehensive income
Dividends
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		(976)
Ending balance				2,602
Cosan Nove Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		53,353
Sales or purchase of interests		(1,416,657)
Other comprehensive income		10,070
Dividends		(12,434)
Capital increase	[1],[2]	4,000,910
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		(932)
Ending balance		2,634,310
Cosan Dez Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		14,965
Sales or purchase of interests		(2,592,096)
Other comprehensive income		5,073
Dividends		(3,540)
Capital increase	[1],[2]	3,888,341
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		(10,082)
Ending balance		1,302,661
Janus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		(10,971)
Sales or purchase of interests
Other comprehensive income
Dividends
Capital increase	[1],[2]
Acquisition of non-controlling interest		(196,857)
Business combination (Note 8.3)		3,981,107
Other
Ending balance		3,773,279
Tellus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		8,531
Sales or purchase of interests
Other comprehensive income
Dividends
Capital increase	[1],[2]
Acquisition of non-controlling interest		(7,508)
Business combination (Note 8.3)		2,583,035
Other
Ending balance		2,584,058
Gamiovapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		2,900
Sales or purchase of interests
Other comprehensive income
Dividends
Capital increase	[1],[2]
Acquisition of non-controlling interest		4,975
Business combination (Note 8.3)		497,806
Other
Ending balance		505,681
Duguetiapar Empreendimentos e Participações S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		(788)
Sales or purchase of interests
Other comprehensive income
Dividends
Capital increase	[1],[2]
Acquisition of non-controlling interest		(4,534)
Business combination (Note 8.3)		76,179
Other
Ending balance		70,857
Radar II Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		246,698
Sales or purchase of interests
Other comprehensive income		108
Dividends		(124,858)
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		756,931
Ending balance		878,879
Radar Propriedades Agricolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		34,002
Sales or purchase of interests
Other comprehensive income
Dividends		(20,516)
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		198,579
Ending balance		212,065
Nova Agrícola Ponte Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		97,035
Sales or purchase of interests
Other comprehensive income
Dividends		(50,267)
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		319,039
Ending balance		365,807
Nova Amaralina Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		8,000
Sales or purchase of interests
Other comprehensive income
Dividends		(31,444)
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		25,485
Ending balance		2,041
Nova Santa Bárbara Agrícola S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		53,686
Sales or purchase of interests
Other comprehensive income
Dividends		(5,041)
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		152,744
Ending balance		201,389
Terras da Ponta Alta S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		39,890
Sales or purchase of interests
Other comprehensive income
Dividends		(16,778)
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		50,309
Ending balance		73,421
Paineira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		58,604
Sales or purchase of interests
Other comprehensive income
Dividends		(27,222)
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		126,402
Ending balance		157,784
Manacá Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		46,793
Sales or purchase of interests
Other comprehensive income
Dividends		(23,319)
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		137,079
Ending balance		160,553
Castanheira Propriedades Agrícolas S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance
Profit (loss), attributable to non-controlling interests		77,819
Sales or purchase of interests
Other comprehensive income
Dividends		(66,151)
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		199,327
Ending balance		210,995
Violeta Fundo de Investimento Multimercado [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		2,119,102
Profit (loss), attributable to non-controlling interests		69,200
Sales or purchase of interests		(107,359)
Other comprehensive income		11,143
Dividends		(132,885)
Capital increase	[1],[2]
Acquisition of non-controlling interest
Business combination (Note 8.3)
Other		(1,959,201)
Ending balance				2,119,102
Cosan S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance				3,492,829
Profit (loss), attributable to non-controlling interests				69,890
Sales or purchase of interests
Other comprehensive income				(115,049)
Dividends
Capital increase
Other				1,023
Predecessor adjustments				(3,448,693)
Ending balance					3,492,829
Cosan Logistica [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance				658,158
Profit (loss), attributable to non-controlling interests				4,898
Sales or purchase of interests
Other comprehensive income				358
Dividends
Capital increase
Other
Predecessor adjustments				(663,414)
Ending balance					658,158
CLI [Member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		683,144		582,284
Profit (loss), attributable to non-controlling interests				87,823
Sales or purchase of interests
Other comprehensive income				13,037
Dividends
Capital increase
Other
Predecessor adjustments
Ending balance				683,144	582,284
Rumo [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		10,494,071		10,709,017
Profit (loss), attributable to non-controlling interests				107,690
Sales or purchase of interests				(318,323)
Other comprehensive income				5,358
Dividends				(27,989)
Capital increase
Other				15,748
Predecessor adjustments				2,570
Ending balance				10,494,071	10,709,017
Logispot Armazens Gerais S A [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		33,706		35,513
Profit (loss), attributable to non-controlling interests				2,225
Sales or purchase of interests
Other comprehensive income
Dividends				(4,032)
Capital increase
Other
Predecessor adjustments
Ending balance				33,706	35,513
Radar [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		2,119,102
Profit (loss), attributable to non-controlling interests				22,502
Sales or purchase of interests
Other comprehensive income				900
Dividends				(19,854)
Capital increase
Other				2,115,554
Predecessor adjustments
Ending balance				2,119,102
Other investments [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		R$ 9,164		23,374
Profit (loss), attributable to non-controlling interests				(2,622)
Sales or purchase of interests				(11,918)
Other comprehensive income				(1,013)
Dividends				(1,662)
Capital increase				2,291
Other				363
Predecessor adjustments				351
Ending balance				R$ 9,164	R$ 23,374

[1]	The capital increase is stated net of preferred share issuance costs.
[2]	The Board of Directors approved, on December 23 and 28, 2022, the execution of an investment agreement and other covenants signed with Banco Bradesco BBI S.A. (“Bradesco”) and Itaú Unibanco S.A (“Itaú”) regulating the general terms and conditions for the entry of financial institutions as minority shareholders in the shareholding structure of the subsidiaries Cosan Dez and Cosan Nove respectively. With the completion of the transaction, the financial institutions became holders of all preferred shares issued by Cosan Dez and Cosan Nove and Cosan remained the holder of 100% of the common shares issued by the subsidiaries. With the result of the operation, Cosan now holds, directly and indirectly, 67.58% of the total share capital of Compass and 33.63% of the share capital of Raízen. It should be noted that the rights and obligations of Cosan and the financial institutions, as shareholders of Cosan Dez and Cosan Nove, were disciplined by means of a shareholders and investment agreement entered between the parties. The Company has a call option for all preferred shares acquired by minority shareholders, which may be exercised under the following conditions: i. Bradesco: in the period of the 3rd year and the 10th year counted from the signing of both transactions or at any time, in the event of (a) a material adverse effect; or (b) non-compliance by Bradesco with the lock-up or the preemptive right. ii. Itaú: in the period of the 3rd year and the 10th year counted from the signature or up to the 10th year counted from the signature in case of (a) alteration of the current legislation that imposes taxation on the dividends distributed to the preferred shares; (b) any materially false statement or guarantee made by Itaú; or (c) non-compliance by Itaú with foreseen material obligations, if not remedied within a period of 30 days. The measurement of the fair value of these instruments is based on unobservable data, since the purchase price, if incurred by the Company, is calculated on the updated value of the shareholder's investment minus the updated dividends received. Minority shareholders do not hold a put option, and the equity risk of the minority shareholders' investment depends on whether or not the Company exercises its call option.